Supplement No. 2 dated November 1, 1997
             (Supplanting Supplement No. 1 dated September 11, 1997)
                                       to
                        Prospectus dated February 1, 1997
                                       for
                       STATE STREET RESEARCH CAPITAL FUND
               a series of State Street Research Capital Trust

Share Class Designations

   The Fund has redesignated its share classes to be more consistent with developing mutual fund industry practice. The changes do not affect sales charges or any other share class features. Throughout this Prospectus:

   Former                 Redesignated
    Class                       Class
    -----                       -----

   Class C      is now        Class S

   Class D      is now        Class C

   The designations for Class A and Class B are unchanged.

Class S Shares

   The sub-caption "Class C Shares -- Institutional; No Sales Charge" is revised to read "Class S Shares -- Special Programs; No Sales Charge" and the second paragraph under the caption is revised in its entirety to read as follows:

     "In general, Class S shares are available for new investments by certain large institutions, advisory accounts of the Investment Manager, and employee benefit plans which acquire shares through programs or products sponsored by Metropolitan Life Insurance Company ("Metropolitan") and/or its affiliates, for which Class S shares have been designated. In addition, Class S shares are available through special programs under which, for example, investors pay an asset-based fee and a transaction fee to an intermediary. Class S share availability is determined by the Distributor and intermediaries based on overall direct and indirect costs of a particular program, expected assets, account sizes and similar considerations. Information on the availability of Class S shares and further conditions and limitations is available from the Distributor."

   Throughout this Prospectus, references to Class C shares (now redesignated as Class S) should be read to give effect to the above revisions regarding the availability of such shares.

Management of the Fund

   Under the above caption at page 25 of the Prospectus, the sixth paragraph is revised in its entirety as follows:

     "The Fund is managed by Peter C. Bennett. Mr. Bennett has managed the Fund since August 1997. Mr. Bennett's principal occupation currently is Executive Vice President and Director of the Investment Manager, State Street Research & Management Company. Mr. Bennett also serves as Chief Investment Officer-Equities and is a member of the Management Committee of the Investment Manager. During the past five years he has also served as Senior Vice President of the Investment Manager."

                     Supplement No. 2 dated November 1, 1997
           (Supplanting Supplement No. 1 dated September 11, 1997)
                                       to
                        Prospectus dated February 1, 1997
                                       for
                  STATE STREET RESEARCH EMERGING GROWTH FUND
               a series of State Street Research Capital Trust

Share Class Designations

   The Fund has redesignated its share classes to be more consistent with developing mutual fund industry practice. The changes do not affect sales charges or any other share class features. Throughout this Prospectus:

   Former                 Redesignated
     Class                       Class
     -----                       -----
   Class C  is now            Class S

   Class D  is now            Class C

   The designations for Class A and Class B are unchanged.

Class S Shares

   The sub-caption "Class C Shares -- Institutional; No Sales Charge" is revised to read "Class S Shares -- Special Programs; No Sales Charge" and the second paragraph under the caption is revised in its entirety to read as follows:

     "In general, Class S shares are available for new investments by certain large institutions, advisory accounts of the Investment Manager, and employee benefit plans which acquire shares through programs or products sponsored by Metropolitan Life Insurance Company ("Metropolitan") and/or its affiliates, for which Class S shares have been designated. In addition, Class S shares are available through special programs under which, for example, investors pay an asset-based fee and/or a transaction fee to intermediaries. Class S share availability is determined by the Distributor and intermediaries based on overall direct and indirect costs of a particular program, expected assets, account sizes and similar considerations. Information on the availability of Class S shares and further conditions and limitations is available from the Distributor."

   Throughout this Prospectus, references to Class C shares (now redesignated as Class S) should be read to give effect to the above revisions regarding the availability of such shares.

Management of the Fund

   Under the above caption at page 23 of the Prospectus, the sixth paragraph is revised in its entirety as follows:

     "The Fund is managed by Jesus A. Cabrera. Mr. Cabrera has managed the Fund since August 1997, and previously from August 1996 through November 1996. His principal occupation currently is Vice President of the Investment Manager, State Street Research & Management Company. During the past five years he has also served as Vice President and co-portfolio manager at First Chicago Investment Management Company and as an analyst at Kemper Financial Services and First National Bank of Chicago."